Biological assets (Details 1)	12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices	Yields - Operating costs - Selling expenses - Future of sale prices
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Increase yields		$ 427,000,000	$ 567
Increase future of sale prices		160,000,000	290
Increase operating cost		(214,000,000)	(362)
Decrease yields		(427,000,000)	(567)
Decrease future of sale prices		(160,000,000)	(290)
Decrease operating cost		214,000,000	362
Sown Land-crops [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Argentina [Member]
Statement [Line Items]
Increase yields		266,000,000	425,000,000
Increase future of sale prices		335,000,000	534,000,000
Increase operating cost		(129,000,000)	(193,000,000)
Decrease yields		(266,000,000)	(425,000,000)
Decrease future of sale prices		(335,000,000)	(534,000,000)
Decrease operating cost		$ 129,000,000	193,000,000
Sown Land-crops [Member] | Level 3 [Member] | Bottom Of Range [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 1.02
Future of sale prices | $ / shares	$ 1,049
Operating cost	$ 629,000,000
Sown Land-crops [Member] | Level 3 [Member] | Bottom Of Range [Member] | Discounted Cash Flows [Member] | Argentina [Member]
Statement [Line Items]
Yields | $ / shares	$ 0.38
Future of sale prices | $ / shares	$ 2,156
Operating cost	$ 6,823,000,000
Sown Land-crops [Member] | Level 3 [Member] | Top Of Range [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 5.55
Future of sale prices | $ / shares	$ 4,344
Operating cost	$ 1,633,000,000
Sown Land-crops [Member] | Level 3 [Member] | Top Of Range [Member] | Discounted Cash Flows [Member] | Argentina [Member]
Statement [Line Items]
Yields | $ / shares	$ 12.59
Future of sale prices | $ / shares	$ 98,040
Operating cost	$ 46,152,000,000
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member]
Statement [Line Items]
Parameters	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate
Sugarcane Fields [Member] | Level 3 [Member] | Discounted Cash Flows [Member] | Brazil [Member]
Statement [Line Items]
Yields | $ / shares	$ 83.00
Future of sale prices | $ / shares	$ 123.16
Operating cost	$ 6,312
Increase yields		$ 1,177,000,000	1,564,000,000
Increase future of sale prices		647,000,000	879,000,000
Increase operating cost		(766,000,000)	(1,035,000,000)
Decrease yields		(1,177,000,000)	(1,564,000,000)
Decrease future of sale prices		(647,000,000)	(879,000,000)
Decrease operating cost		$ 766,000,000	$ 1,035,000,000
Cattle [Member] | Level 2 [Member] | Comparable Market Prices [Member]
Statement [Line Items]
Parameters	Price per livestock head/kg and per category	Price per livestock head/kg and per category